Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.
•	The amount of the loss can be reasonably estimated.

Currently, the Partnership is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements.

15. Commitments and Contingencies - Continued

Commitments

(a) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable time charter contracts, as of December 31, 2022 were:

Year ending December 31,	Amount
2023	267,528
2024	232,017
2025	165,569
2026	98,334
2027	95,404
Thereafter	275,852
Total	1,134,704

(b) Vessels’ Acquisitions Commitments: As of December 31, 2022, the Partnership had outstanding commitments relating to acquisitions of vessels, amounting to $451,000 and which are payable within the next twelve months and will be financed by debt and cash at hand (Notes 5, 16).

(c) Vessels’ Equipment Commitments: As of December 31, 2022, the Partnership had outstanding commitments relating to the purchase of Scrubbers and BWT systems on certain of its vessels, amounting to $5,009 and which are payable within the next twelve months.